7. Bank Credit Lines	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Bank Credit Lines

On December 18, 2012, the Company entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the “Financing Agreement”). The Financing Agreement provided for up to $1.75 million of revolving credit, subject to a borrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement continues until November 30, 2014 and from year to year thereafter, unless sooner terminated by either party as specified in the Financing Agreement. The Lender shall have the right to terminate the Financing Agreement at any time by giving the Company sixty days’ prior written notice. Borrowings are secured by all of the Company assets including intellectual property. The Loan Agreement contained several covenants, including a requirement that the Company maintain tangible net worth of not less than $2.5 million and working capital of not less than $2.5 million. On March 25, 2014, the Company entered into an amendment to the Financing Agreement (the “Amendment”) with an effective date of January 1, 2013.  The Amendment clarified the definition of current assets in the Financing Agreement, reduced the size of the revolving credit line to $1.25 million, and revised the financial covenants so that Zoom is required to maintain tangible net worth of not less than $2.0 million and working capital of not less than $1.75 million.

On March 31, 2015 Zoom was in compliance with the covenants of the Financing Agreement with Rosenthal & Rosenthal, Inc.

At March 31, 2015 the Company's total current assets were $3.5 million, and current liabilities including $0.5 million bank debt were $1.5 million. The Company did not have any long-term debt at March 31, 2015.

On December 18, 2012, the Company entered into a Financing Agreement with Rosenthal & Rosenthal, Inc. (the“Financing Agreement”). The Financing Agreement provided for up to $1.75 million of revolving credit, subject to aborrowing base formula and other terms and conditions as specified in the Financing Agreement. The Financing Agreement continued until November 30, 2014 and from year to year thereafter, unless sooner terminated by either party as specified in the Financing Agreement. The Lender shall have the right to terminate the Financing Agreement at any time by giving the Company sixty days’ prior written notice.  Borrowings are secured by all of the Company assets including intellectual property. The Loan Agreement contained several covenants, including a requirement that the Company maintain tangible net worth of not less than $2.5 million and working capital of not less than $2.5 million. On March 25, 2014, the Company entered into an amendment to the Financing Agreement (the “Amendment”) with an effective date of January 1, 2013.  The Amendment clarified the definition of current assets in the Financing Agreement, reduced the size of the revolving credit line to $1.25 million, and revised the financial covenants so that Zoom is required to maintain tangible net worth of not less than $2.0 million and working capital of not less than $1.75 million.

On December 31, 2014 Zoom was in compliance with the covenants of the Financing Agreement with Rosenthal & Rosenthal, Inc.